Leases - Schedule of Lease Expenses and Other Information Related to Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Expenses and Other Information Related to Operating Leases [Abstract]
Lease expense	$ 198,625	$ 45,891	$ 47,425
Weighted-average remaining lease term — operating leases (years)	2 years 2 months 12 days	1 month 30 days	1 year 1 month 30 days
Weighted-average discount rate — operating leases (%)	11.54%	6.00%	6.00%